S000012079 [Member] Expense Example - S000012079 [Member]	May 31, 2026 USD ($)
C000122670 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
C000122671 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
C000255599 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
C000032900 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	661
Expense Example, with Redemption, 3 Years	843
Expense Example, with Redemption, 5 Years	1,040
Expense Example, with Redemption, 10 Years	1,608
C000032902 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,743
C000032905 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
C000061836 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	$ 1,386